SCHEDULE OF INVESTMENTS
Delaware Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Real Estate – 2.5%
National Storage REIT	326		$484
Vicinity Centres	1,666		1,930
			2,414

Total Australia - 2.5%			$2,414
Belgium
Real Estate – 1.0%
Aedifica S.A.	5		671
Shurgard Self Storage Europe S.a.r.l.(A)	7		316
			987

Total Belgium - 1.0%			$987
Canada
Real Estate – 3.1%
Boardwalk	11		357
Cominar Real Estate Investment Trust	15		131
First Capital REIT	64		910
H&R Real Estate Investment Trust	20		261
Tricon Capital Group, Inc.	122		1,404
			3,063

Total Canada - 3.1%			$3,063
France
Real Estate – 2.0%
Fonciere des Regions S.A.	3		224
Gecina	11		1,740
			1,964

Total France - 2.0%			$1,964
Germany
Communication Services – 0.6%
Vantage Towers AG(B)	17		534

Real Estate – 5.0%
Adler Group S.A.	19		490
alstria office AG	12		220
Vonovia SE	65		4,177
			4,887

Total Germany - 5.6%			$5,421
Hong Kong
Real Estate – 6.7%
China Resources Land Ltd.	162		656
Kerry Properties Ltd.	322		1,061
Link (The)	103		994
New World Development Co. Ltd.	201		1,043
Swire Properties Ltd.	290		865
Wharf (Holdings) Ltd. (The)	309		1,795
			6,414

Total Hong Kong - 6.7%			$6,414
Ireland
Real Estate – 0.7%
Hibernia REIT plc	133		196
Irish Residential Properties REIT plc	277		500
			696

Total Ireland - 0.7%			$696
Japan
Real Estate – 11.6%
Global One Corp.	—	*	198

GLP J-REIT	—	*	517
Heiwa Real Estate Co. Ltd.	16		611
Ichigo Office REIT Investment Corp.	1		798
ITOCHU Advance Logistics Investment Corp.	—	*	603
Japan Hotel REIT Investment Corp.	1		672
Japan Metropolitan Fund Investment Corp.	1		543
Japan Real Estate Investment Corp.	—	*	498
Keihanshin Building Co. Ltd.	8		101
Mitsubishi Estate Co. Ltd.	114		1,836
Mitsui Fudosan Co. Ltd.	87		2,010
Mitsui Fudosan Logistics Park, Inc.	—	*	128
Nomura Real Estate Holdings, Inc.	14		355
ORIX JREIT, Inc.	1		966
Star Asia Investment Corp.	1		407
Starts Proceed Investment Corp.	—	*	240
TOC Ltd.	26		158
Tokyu Fudosan Holdings Corp.	84		506
XYMAX REIT Investment Corp.	—	*	210
			11,357

Total Japan - 11.6%			$11,357
Netherlands
Real Estate – 1.1%
NSI N.V.	28		1,062

Total Netherlands - 1.1%			$1,062
Singapore
Real Estate – 3.1%
ARA LOGOS Logistics Trust	433		269
Ascendas India Trust	315		325
CapitaLand China Trust	388		395
CapitaLand Integrated Commercial Trust	950		1,476
Frasers Centrepoint Trust	86		155
Mapletree Investments Pte Ltd.	169		356
			2,976

Total Singapore - 3.1%			$2,976
Spain
Real Estate – 1.5%
Merlin Properties Socimi S.A.	135		1,401

Total Spain - 1.5%			$1,401
United Kingdom
Real Estate – 5.1%
Assura plc	505		517
Derwent London plc	18		844
Grainger plc	254		1,002
Safestore Holdings plc	33		432
SEGRO plc	104		1,567
Unite Group plc (The)	43		637
			4,999

Total United Kingdom - 5.1%			$4,999
United States
Real Estate – 55.3%
Agree Realty Corp.	22		1,550

American Campus Communities, Inc.	19	910
Apartment Investment and Management Co., Class A	29	1,388
AvalonBay Communities, Inc.	14	2,909
Camden Property Trust	16	2,107
CBS Outdoor Americas, Inc.(B)	59	1,418
Columbia Property Trust, Inc.	31	535
Corporate Office Properties Trust	40	1,114
Cousins Properties, Inc.	26	955
CubeSmart	21	968
Digital Realty Trust, Inc.	17	2,588
Duke Realty Corp.	27	1,299
Equinix, Inc.	3	2,166
Equity Lifestyle Properties, Inc.	29	2,181
First Industrial Realty Trust, Inc.	42	2,176
Healthcare Trust of America, Inc., Class A	47	1,254
Host Hotels & Resorts, Inc.(B)	154	2,627
Invitation Homes, Inc.	89	3,334
MGM Growth Properties LLC, Class A	47	1,715
National Health Investors, Inc.	7	485
National Retail Properties, Inc.	18	832
ProLogis, Inc.	27	3,182
Public Storage, Inc.	9	2,564
Realty Income Corp.	15	1,015
Retail Opportunity Investments Corp.	60	1,057
Retail Properties of America, Inc.	104	1,192
Rexford Industrial Realty, Inc.	13	748
Sabra Health Care REIT, Inc.	51	920
SBA Communications Corp.	6	1,813
Simon Property Group, Inc.	9	1,146
Urban Edge Properties	52	991
Ventas, Inc.	23	1,313
VEREIT, Inc.	24	1,105
VICI Properties, Inc.	46	1,419
Welltower, Inc.	11	880
		53,856

Total United States - 55.3%		$53,856

TOTAL COMMON STOCKS – 99.3%		$96,610
(Cost: $74,102)

RIGHTS
Australia – 0.0%
National Storage REIT	52	—*

TOTAL RIGHTS – 0.0%		$—*
(Cost: $3)

TOTAL INVESTMENT SECURITIES – 99.3%		$96,610
(Cost: $74,105)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		698

NET ASSETS – 100.0%		$97,308

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	All or a portion of securities with an aggregate value of $173 are on loan.
(B)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$96,610	$—		$—
Rights	—	—	*	—

Total	$96,610	$—	*	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$74,105

Gross unrealized appreciation	22,817

Gross unrealized depreciation	(312)
Net unrealized appreciation	$22,505